Document and Entity Information	Dec. 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 19, 2023
Entity Registrant Name	Shimmick Corporation
Entity Central Index Key	0001887944
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-41867
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-3749368
Entity Address, Address Line One	530 Technology Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	833
Local Phone Number	723-2021
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SHIM
Security Exchange Name	NASDAQ